Mining interests (Tables)	12 Months Ended
Dec. 31, 2024
Exploration And Evaluation Of Mineral Resources [Abstract]
Disclosure of detailed information about property, plant and equipment

	Mineral Properties	Buildings, plant & equipment	Construction-in-progress	Exploration & evaluation assets	Total
	$	$	$	$	$
Cost
Balance at December 31, 2022	2,203,412	1,679,345	16,596	511,867	4,411,220
Acquisitions	—	41,166	1,050,326	114,898	1,206,390
Additions	193,443	197,704	388,272	61,832	841,251
Disposals	—	(25,479)	—	—	(25,479)
Write-downs	—	—	—	(19,905)	(19,905)
Transfers	21,087	61,414	(61,414)	(21,087)	—
Change in mine restoration provision estimates	(495)	—	363	(150)	(282)
Balance at December 31, 2023	2,417,447	1,954,150	1,394,143	647,455	6,413,195

Additions	152,559	87,234	685,869	23,901	949,563
Capitalized interest	—	—	30,008	—	30,008
Disposals	(21,087)	(27,165)	—	(10,230)	(58,482)
Write-downs	—	—	—	(636)	(636)
Transfers	771,391	73,523	(849,872)	—	(4,958)
Change in mine restoration provision estimates	32,333	—	3,687	1,819	37,839
Balance at December 31, 2024	3,352,643	2,087,742	1,263,835	662,309	7,366,529

Accumulated depreciation, depletion, amortization and impairment
Balance at December 31, 2022	(1,150,839)	(853,167)	—	(132,484)	(2,136,490)
Depreciation and depletion	(241,194)	(171,155)	—	—	(412,349)
Impairment	(96,800)	(65,753)	—	(154,710)	(317,263)
Disposals	—	16,397	—	—	16,397
Balance at December 31, 2023	(1,488,833)	(1,073,678)	—	(287,194)	(2,849,705)

Depreciation and depletion	(192,495)	(181,027)	—	—	(373,522)
Impairment	(770,848)	(57,855)	—	(47,673)	(876,376)
Disposals	—	24,509	—	—	24,509
Balance at December 31, 2024	(2,452,176)	(1,288,051)	—	(334,867)	(4,075,094)

Net book value at December 31, 2023	928,614	880,472	1,394,143	360,261	3,563,490

Net book value at December 31, 2024	900,467	799,691	1,263,835	327,442	3,291,435

Schedule of gain (loss) on sale of mining interest	The gain on sale of mining interests was calculated as follows:

$

Fair value of common shares received	81,433
Transaction costs	(1,500)
Net proceeds received	79,933

Kiaka Royaly	18,488
Mocoa Royalty	10,230
Toega Royalty	2,599
Book value of assets sold	31,317

Gain on sale of mining interests	48,616

Disclosure of detailed information about asset acquisition
The purchase price was calculated as follows:

$

Common shares issued (216,451,555 common shares)	925,375
Fair value of B2Gold replacement stock options	5,075
Transaction costs	6,672
Total purchase price	937,122

The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:

$

Cash and cash equivalents	38,083
Accounts receivable, prepaids and other	816
Value added and other tax receivables	2,637
Mining interest - Construction-in-progress - Goose Project	1,050,326
Mining interest - Buildings, plant & equipment	33,921
Mining interest - Exploration & Evaluation Asset - Hackett River Royalty	64,540
Mining interest - Exploration & Evaluation Assets - Other	28,533
Other assets	15,738
Accounts payable and accrued liabilities	(41,344)
Current portion of long-term debt	(3,770)
Construction financing obligations	(65,419)
Gold stream obligation	(173,700)
Long-term debt	(6,716)
Mine restoration provision	(3,436)
Other long-term liabilities	(3,087)
937,122
The purchase price is composed as follows:

$

Cash consideration upon closing	20,000
Fair value of contingent consideration	14,298
Transaction costs	393
Total purchase price	34,691

The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:

$

Cash and cash equivalents	1,606
Accounts receivable, prepaids and other	2,197
Value added tax receivables (non-current)	8,567
Mining interest - Gramalote	25,568
Accounts payable and accrued liabilities	(1,317)
Lease liabilities	(111)
Current income and other taxes payable	(144)
Mine restoration provision	(1,675)
34,691